Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Derivative financial instruments

29 Derivative financial instruments

A significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decrease in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the caption “Net exchange rate gains/(losses)”.

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2022 and 2021.

	31/12/22	31/12/21
British pounds	13,753	14,723
U.S. dollars	11,598	20,532
Euro	9,720	12,192
Chinese renminbi	7,428	—
Australian dollars	1,624	1,826
Japanese yen	861	1,152
Canadian dollars	—	812
Swedish kroner	—	99
Total	44,984	51,336

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2022		2021
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	38,474	925	18,159	96
Liabilities	6,510	(66)	33,177	(691)
Total	44,984	859	51,336	(595)
As at December 31, 2022 and 2021, the forward exchange contracts have a net unrealized income 859 and expense of 595, respectively. These amounts are recorded in net exchange rate gains/(losses) in the consolidated statements of profit or loss (see note 37).